Revenues and other income (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of revenues and other income
The following table summarizes the Company’s revenues and other income per category for the years ended December 31, 2025, 2024, and 2023.

	For the year ended December 31,
(in thousands of euros)	2025	2024	2023
Services	22,682	(17,534)	29,750
Other sales	6,961	5,924	308
Total revenues	29,643	(11,609)	30,058
Research tax credit	2,817	3,300	3,939
Subsidies	78	89	229
Other	55	1,029	1,981
Total other income	2,950	4,419	6,150
Total revenues and other income	32,593	(7,191)	36,207